NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Ayr Wellness Inc. (“Ayr” or the “Company”) is a vertically integrated cannabis multi-state operator in the United States of America (“U.S.”); through its operating companies in various states throughout the United States, Ayr is a leading cultivator, manufacturer, and retailer of cannabis products and branded cannabis packaged goods. The Company prepares its segment reporting on the same basis that its chief operating decision maker manages the business and makes operating decisions. The Company has one operating segment, cannabis sales. The Company’s segment analysis is reviewed regularly and will be re-evaluated when circumstances change.

The Company is a reporting issuer in the United States and Canada. The Company’s subordinate, restricted, and limited voting shares (“Equity Shares”) are trading on the Canadian Stock Exchange (the “CSE”), under the symbol “AYR.A”. The Company’s Equity Shares are also trading on the Over-the-Counter Market (“OTC”) in the United States under the symbol “AYRWF”. The Company’s warrants (“Warrants”) and rights (“Rights”) were trading on the CSE under the symbols “AYR.WT” and “AYR.RT”, however, they stopped trading on September 30, 2021 and May 24, 2021, respectively. The Rights are expired as of December 31, 2022. Ayr’s headquarter office is 2601 South Bayshore Drive, Suite 900, Miami, FL 33133.